AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks
Aerospace & Defense — 4.5%
Boeing Co. (The)*	336,888	$64,514,052
Air Freight & Logistics — 1.4%
Expeditors International of Washington, Inc.	200,178	20,650,363
Automobiles — 3.2%
Tesla, Inc.*	42,577	45,880,975
Beverages — 2.6%
Monster Beverage Corp.*	474,419	37,906,078
Biotechnology — 6.3%
Regeneron Pharmaceuticals, Inc.*	64,008	44,704,467
Vertex Pharmaceuticals, Inc.*	181,534	47,374,928
		92,079,395
Capital Markets — 2.8%
FactSet Research Systems, Inc.	51,678	22,436,004
SEI Investments Co.(a)	308,983	18,603,866
		41,039,870
Entertainment — 5.4%
Netflix, Inc.*	79,980	29,959,708
Walt Disney Co. (The)*	351,426	48,201,590
		78,161,298
Health Care Equipment & Supplies — 1.3%
Intuitive Surgical, Inc.*	64,101	19,337,990
Hotels, Restaurants & Leisure — 3.5%
Starbucks Corp.	299,753	27,268,530
Yum China Holdings, Inc. (China)	161,164	6,694,753
Yum! Brands, Inc.	142,232	16,858,759
		50,822,042
Interactive Media & Services — 12.0%
Alphabet, Inc. (Class A Stock)*	22,008	61,211,951
Alphabet, Inc. (Class C Stock)*	16,691	46,617,796
Meta Platforms, Inc. (Class A Stock)*	298,724	66,424,269
		174,254,016
Internet & Direct Marketing Retail — 8.0%
Alibaba Group Holding Ltd. (China), ADR*	186,241	20,263,021
Amazon.com, Inc.*	29,568	96,390,201
		116,653,222
IT Services — 10.3%
Block, Inc.*	161,834	21,944,690
PayPal Holdings, Inc.*	186,547	21,574,161
Shopify, Inc. (Canada) (Class A Stock)*	31,183	21,078,461
Visa, Inc. (Class A Stock)(a)	380,511	84,385,924
		148,983,236
Life Sciences Tools & Services — 2.3%
Illumina, Inc.*	96,927	33,866,294
Machinery — 2.8%
Deere & Co.	98,446	40,900,375
	Shares	Value
Common Stocks (continued)
Pharmaceuticals — 6.4%
Novartis AG (Switzerland), ADR(a)	464,017	$40,717,492
Novo Nordisk A/S (Denmark), ADR	137,789	15,301,468
Roche Holding AG (Switzerland), ADR	757,015	37,404,111
		93,423,071
Semiconductors & Semiconductor Equipment — 9.1%
NVIDIA Corp.	372,916	101,753,860
QUALCOMM, Inc.	196,942	30,096,676
		131,850,536
Software — 17.0%
Autodesk, Inc.*	214,396	45,955,783
Microsoft Corp.	236,561	72,934,122
Oracle Corp.	718,688	59,457,058
salesforce.com, Inc.*	234,067	49,697,105
Workday, Inc. (Class A Stock)*	80,099	19,180,507
		247,224,575

Total Long-Term Investments (cost $911,981,464)		1,437,547,388
Short-Term Investments — 6.5%
Affiliated Mutual Fund — 5.8%
PGIM Institutional Money Market Fund (cost $83,479,791; includes $83,463,034 of cash collateral for securities on loan)(b)(we)	83,563,090	83,487,884
Unaffiliated Fund — 0.7%
Dreyfus Government Cash Management (Institutional Shares)	10,371,999	10,371,999
(cost $10,371,999)

Total Short-Term Investments (cost $93,851,790)		93,859,883

TOTAL INVESTMENTS—105.4% (cost $1,005,833,254)		1,531,407,271

Liabilities in excess of other assets — (5.4)%		(78,033,775)

Net Assets — 100.0%		$1,453,373,496

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $80,788,369; cash collateral of $83,463,034 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
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AST LOOMIS SAYLES LARGE-CAP GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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